SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 17 – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other aviation services to airlines and airport authorities, predominantly in Europe and the United States of America. The technology segment is predominantly involved in the development and sale of authentication security software to financial and other institutions, predominantly in Europe and the United States of America. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The operating results of these reportable segments are regularly reviewed by the chief operating decision.

		Airport
		Security
		and Other
		Aviation
	Corporate	Services	Technology	Total
Year ended December 31, 2018:
Revenue	$-	$329,150	$16,071	$345,221
Depreciation and amortization	45	1,756	96	1,897
Income (loss) from continuing operations	(6,205)	(9,163)	4,304	(11,064)
Goodwill	-	695	-	695
Total assets from continuing operations	329	66,373	7,080	73,782

Year ended December 31, 2017:
Revenue	$-	$292,393	$5,289	$297,682
Depreciation and amortization	46	1,333	37	1,416
Income (loss) from continuing operations	(9,569)	16,078	(644)	5,865
Goodwill	-	1,044	-	1,044
Total assets from continuing operations	4,089	63,742	2,626	70,457

Year ended December 31, 2016:
Revenue	$-	$252,878	$2,698	$255,576
Depreciation and amortization	10	846	37	893
Income (loss) from continuing operations	(6,052)	10,654	(2,260)	2,342
Goodwill	-	314	-	314
Total assets from continuing operations	117	45,406	780	46,303

Revenue by country is summarized as follows:

	Year Ended December 31,
	2018	2017	2016

Germany	$134,646	$125,896	$108,692
The Netherlands	121,465	103,862	87,348
United States	57,594	52,234	47,733
Other countries	31,516	15,690	11,803
Total	$345,221	$297,682	$255,576

Property and equipment, net of accumulated depreciation and amortization, by country is summarized as follows:

	December 31,
	2017	2017

Germany	$225	$333
The Netherlands	1,118	1,668
United States	624	742
Other countries	2,296	462
Total	$4,263	$3,205

Property and equipment, net, in other countries include $1,838 and $71 property and equipment in Israel, as of December 31, 2018 and 2017, respectively.